UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-06490

Dreyfus Premier Investment Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	04/30/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Diversified International Fund

Dreyfus Global Infrastructure Fund

Dreyfus Global Real Estate Securities Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Diversified International Fund

SEMIANNUAL REPORT April 30, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Diversified International Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Diversified International Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by Jeffrey M. Mortimer, CFA, and Keith L. Stransky, CFA, Portfolio Managers

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Diversified International Fund’s Class A shares produced a total return of 10.01%, Class C shares returned 9.58%, Class I shares returned 10.13%, and Class Y shares returned 10.13%.1 In comparison, the fund’s benchmark, the MSCI EAFE Index (the “Index”), produced a total return of 11.47% for the same period.2

International stocks gained ground over the reporting period in the midst of improving global economic data and expectations of more business-friendly policies from a new presidential administration in the United States. The fund produced lower returns than its benchmark due to the underperformance of its underlying mutual funds over the reporting period’s first half.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally allocates its assets among other mutual funds advised by The Dreyfus Corporation or its affiliates, referred to as underlying funds, that invest primarily in stocks issued by foreign companies. The underlying funds are selected by the portfolio managers based on their investment objectives and management policies, portfolio holdings, risk/reward profiles, historical performance, and other factors. The portfolio managers will rebalance the fund’s investments in the underlying funds at least annually, but may do so more often in response to market conditions. As of April 30, 2017, the fund’s market value was allocated as follows:

Underlying Funds                                                   %

International Stock Fund                                         23.13

Dreyfus/Newton International Equity Fund           27.38

Dreyfus International Equity Fund                         39.10

Dreyfus Emerging Markets Fund                            3.14

Dreyfus International Small Cap Fund                    7.25

Improved Economic Outlook Bolstered International Stocks

Despite the eroding effects of weakening foreign currencies against the U.S. dollar over much of the reporting period, international equities generally fared well in anticipation of higher levels of global economic growth stemming in part from more business-friendly fiscal, regulatory, and tax policies under a newly elected U.S. government. Although the Index declined relatively mildly in the immediate wake of the election’s widely unexpected outcome in November, improved investor sentiment and expectations of stronger global economic growth later sparked a market rally that persisted through the end of the reporting period.

In addition, central banks in Europe and Japan have long maintained accommodative monetary policies, which are expected to provide further support to international economies that already have shown signs of recovering from an extended period of sluggishness. In Europe, financial markets were further buoyed in the spring by reassuringly mainstream election results in the Netherlands. Japanese equities benefited from a return to positive bond yields, which supported earnings for the country’s financial institutions.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Rapid Leadership Change in the Markets

Global equity markets early in the reporting period were led by value-oriented stocks, especially those in the financials and materials sectors. Market leadership shifted dramatically over the second half, when growth-oriented stocks in sectors such as health care and info tech outperformed. The fund struggled relative to the Index over the reporting period’s first half, but significantly outperformed the market over the second half.

For the reporting period overall, Dreyfus International Equity Fund produced double-digit gains, mainly due to overweighted exposure to the rebounding financials sector. Dreyfus International Small Cap Fund comprises a relatively small portion of the fund, but it advanced strongly as a result of favorable stock selections in Australia and Canada and underweighted exposure to the lagging Hong Kong market. Dreyfus Emerging Markets Fund produced total returns that were roughly in line with the Index.

On the other hand, some of the fund’s more defensively positioned investments trailed market averages. Most notably, International Stock Fund was hurt by substantially underweighted exposure to financial stocks at a time when they recovered from previous weakness. Dreyfus/Newton International Equity Fund struggled with an overweighted position in the traditionally defensive consumer staples sector, which was the second-worst performer in the first half of the period and could not recover enough in the second half.

A Slightly More Constructive Investment Posture

The global economic recovery appears to have gained momentum, and corporate earnings have continued to come in higher than many analysts expected. However, the market’s currently constructive conditions could be undermined by geopolitical instability and uncertainty surrounding the new U.S. presidential administration’s ability to enact its policy proposals into law.

During the reporting period, we modestly reduced the fund’s exposure to the relatively defensively positioned International Stock Fund and Dreyfus/Newton International Equity Fund, and we slightly increased its position in Dreyfus International Equity Fund. In our judgment, this adjustment better positions the fund for a constructive market environment over the foreseeable future.

May 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the prospectus of the fund and that of each underlying fund.

Small and midsized companies carry additional risks because their earnings and revenues tend to be less predictable, and their share prices more volatile, than those of larger, more established companies.

The shares of smaller companies tend to trade less frequently than those of larger, more established companies.

The ability of the fund to achieve its investment goal depends, in part, on the ability of the portfolio managers to allocate effectively the fund’s assets among the underlying funds. There can be no assurance that the actual allocations will be effective in achieving the fund’s investment goal.

Each underlying fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with such companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are higher in emerging market countries.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses pursuant to an agreement by The Dreyfus Corporation through March 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Diversified International Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$1.98	$5.87	$.52	$.21
Ending value (after expenses)	$1,100.10	$1,095.80	$1,101.30	$1,101.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$1.91	$5.66	$.50	$.20
Ending value (after expenses)	$1,022.91	$1,019.19	$1,024.30	$1,024.60

† Expenses are equal to the fund’s annualized expense ratio of .38% for Class A, 1.13% for Class C, .10% for Class I and .04% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS

April 30, 2017 (Unaudited)

Registered Investment Companies - 98.4%	Shares		Value ($)
Foreign Equity - 98.4%
Dreyfus Emerging Markets Fund, Cl. Y	2,416,710	[a]	24,553,771
Dreyfus International Equity Fund, Cl. Y	8,435,585	[a,b]	305,368,194
Dreyfus International Small Cap Fund, Cl. Y	3,902,825	[a]	56,629,988
Dreyfus/Newton International Equity Fund, Cl. Y	10,916,418	[a,b]	213,852,639
International Stock Fund, Cl. Y	11,007,579	[a]	180,634,366
Total Investments (cost $624,482,092)	98.4%		781,038,958
Cash and Receivables (Net)	1.6%		12,374,615
Net Assets	100.0%		793,413,573

aInvestment in affiliated mutual fund.

bThe fund's investment in the Dreyfus International Equity Fund and Dreyfus/Newton International Equity Fund represents 38.5% and 26.9%, respectively, of the fund's net assets. Both funds seek to provide long-term capital appreciation.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Foreign	98.4

† Based on net assets.

See notes to financial statements.

6

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in affiliated issuers—See Statement of Investments	624,482,092	781,038,958
Cash		9,734,641
Receivable for investment securities sold		2,761,091
Receivable for shares of Common Stock subscribed		366,975
Due from The Dreyfus Corporation and affiliates—Note 3(c)		8,162
Prepaid expenses		37,443
		793,947,270
Liabilities ($):
Payable for shares of Common Stock redeemed		420,441
Accrued expenses		113,256
		533,697
Net Assets ($)		793,413,573
Composition of Net Assets ($):
Paid-in capital		665,391,434
Accumulated undistributed investment income—net		47,893
Accumulated net realized gain (loss) on investments		(28,582,620)
Accumulated net unrealized appreciation (depreciation) on investments		156,556,866
Net Assets ($)		793,413,573

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	6,256,660	77,158	19,314,109	767,765,646
Shares Outstanding	526,836	6,485	1,625,489	64,684,046
Net Asset Value Per Share ($)	11.88	11.90	11.88	11.87

See notes to financial statements.

7

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends from affiliated issuers	12,150,196
Interest	580
Total Income	12,150,776
Expenses:
Shareholder servicing costs—Note 3(c)	105,370
Professional fees	76,065
Directors’ fees and expenses—Note 3(d)	36,560
Registration fees	33,940
Loan commitment fees—Note 2	11,307
Prospectus and shareholders’ reports	6,084
Distribution fees—Note 3(b)	327
Miscellaneous	9,258
Total Expenses	278,911
Less—reduction in expenses due to undertaking—Note 3(a)	(87,360)
Less—reduction in fees due to earnings credits—Note 3(c)	(124)
Net Expenses	191,427
Investment Income—Net	11,959,349
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments:
Affiliated issuers	(5,914,774)
Net unrealized appreciation (depreciation) on investments:
Affiliated issuers	69,518,368
Net Realized and Unrealized Gain (Loss) on Investments	63,603,594
Net Increase in Net Assets Resulting from Operations	75,562,943

See notes to financial statements.

8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income—net	11,959,349	8,399,650
Net realized gain (loss) on investments	(5,914,774)	(8,123,192)
Net unrealized appreciation (depreciation) on investments	69,518,368	(1,478,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	75,562,943	(1,202,020)
Distributions to Shareholders from ($):
Investment income—net:
Class A	(106,348)	(84,254)
Class I	(170,351)	(8,417,162)
Class Y	(11,503,602)	(12)
Total Distributions	(11,780,301)	(8,501,428)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	543,740	2,668,791
Class C	-	39,000
Class I	11,299,186	205,878,714
Class Y	49,910,281	860,410,664
Distributions reinvested:
Class A	105,901	83,750
Class I	142,752	1,335,589
Class Y	1,402,013	-
Cost of shares redeemed:
Class A	(5,666,696)	(2,882,025)
Class C	(60,498)	(46,832)
Class I	(6,443,526)	(822,911,508)
Class Y	(156,810,909)	(126,246,476)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(105,577,756)	118,329,667
Total Increase (Decrease) in Net Assets	(41,795,114)	108,626,219
Net Assets ($):
Beginning of Period	835,208,687	726,582,468
End of Period	793,413,573	835,208,687
Undistributed (distributions in excess of) investment income—net	47,893	(131,155)

9

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Capital Share Transactions (Shares):
Class Aa
Shares sold	49,589	250,229
Shares issued for distributions reinvested	9,916	7,719
Shares redeemed	(520,380)	(270,329)
Net Increase (Decrease) in Shares Outstanding	(460,875)	(12,381)
Class C
Shares sold	-	3,914
Shares redeemed	(5,519)	(4,317)
Net Increase (Decrease) in Shares Outstanding	(5,519)	(403)
Class Ia
Shares sold	1,024,818	19,964,744
Shares issued for distributions reinvested	13,366	123,096
Shares redeemed	(582,844)	(82,395,681)
Net Increase (Decrease) in Shares Outstanding	455,340	(62,307,841)
Class Ya
Shares sold	4,528,163	85,980,379
Shares issued for distributions reinvested	131,521	-
Shares redeemed	(14,181,365)	(11,774,747)
Net Increase (Decrease) in Shares Outstanding	(9,521,681)	74,205,632

[a]During the period ended April 30, 2017, 345,530 Class Y shares representing $3,846,718 were exchanged for 345,139 Class I shares and 6,547 Class A shares representing $71,947 were exchanged for 6,552 Class Y shares. During the period ended October 31, 2016, 75,872,879 Class I shares representing $753,669,788 were exchanged for 75,950,002 Class Y shares.

See notes to financial statements.

10

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended April 30, 2017	Year Ended October 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	10.91	11.23	11.57	11.69	9.78	9.38
Investment Operations:
Investment income—net[a]	.20	.09	.19	.11	.17	.16
Net realized and unrealized gain (loss) on investments	.88	(.32)	(.33)	(.09)	1.89	.42
Total from Investment Operations	1.08	(.23)	(.14)	.02	2.06	.58
Distributions:
Dividends from investment income—net	(.11)	(.09)	(.20)	(.14)	(.15)	(.18)
Net asset value, end of period	11.88	10.91	11.23	11.57	11.69	9.78
Total Return (%)[b]	10.01[c]	(2.08)	(1.15)	.20	21.29	6.39
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	2.58[e]	1.78	1.57	.97	.40	.41
Ratio of net expenses to average net assets[d]	.38[e]	.39	.40	.34	.34	.41
Ratio of net investment income to average net assets[d]	3.59[e]	.84	1.64	.95	1.64	1.70
Portfolio Turnover Rate	8.68[c]	11.12	18.00	9.48	10.28	30.63
Net Assets, end of period ($ x 1,000)	6,257	10,778	11,228	11,418	8,702	8,675

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amounts do not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2017	Year Ended October 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	10.86	11.17	11.51	11.65	9.69	9.35
Investment Operations:
Investment income (loss)—net[a]	.11	(.01)	.12	.05	.05	.17
Net realized and unrealized gain (loss) on investments	.93	(.30)	(.34)	(.11)	1.92	.34
Total from Investment Operations	1.04	(.31)	(.22)	(.06)	1.97	.51
Distributions:
Dividends from investment income—net	-	-	(.12)	(.08)	(.01)	(.17)
Net asset value, end of period	11.90	10.86	11.17	11.51	11.65	9.69
Total Return (%)[b]	9.58[c]	(2.78)	(1.87)	(.54)	20.33	5.65
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[d]	1.79[e]	1.59	1.48	1.45	1.63	1.47
Ratio of net expenses to average net assets[d]	1.13[e]	1.14	1.15	1.09	1.10	1.17
Ratio of net investment income (loss) to average net assets[d]	2.03[e]	(.05)	1.02	.46	.47	1.71
Portfolio Turnover Rate	8.68[c]	11.12	18.00	9.48	10.28	30.63
Net Assets, end of period ($ x 1,000)	77	130	139	212	186	116

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Amounts do not include the expenses of the underlying funds.

e Annualized.

See notes to financial statements.

12

	Six Months Ended April 30, 2017	Year Ended October 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013	2012
Per Share Data ($):
Net asset value, beginning of period	10.94	11.27	11.60	11.72	9.81	9.39
Investment Operations:
Investment income—net[a]	.13	.41	.22	.15	.21	.18
Net realized and unrealized gain (loss) on investments	.96	(.61)	(.31)	(.09)	1.89	.44
Total from Investment Operations	1.09	(.20)	(.09)	.06	2.10	.62
Distributions:
Dividends from investment income—net	(.15)	(.13)	(.24)	(.18)	(.19)	(.20)
Net asset value, end of period	11.88	10.94	11.27	11.60	11.72	9.81
Total Return (%)	10.13[b]	(1.77)	(.75)	.46	21.69	6.82
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[c]	.10[d]	.05	.03	.04	.04	.06
Ratio of net expenses to average net assets[c]	.10[d]	.04	.03	.04	.04	.06
Ratio of net investment income to average net assets[c]	2.36[d]	3.76	1.96	1.24	1.94	1.91
Portfolio Turnover Rate	8.68[b]	11.12	18.00	9.48	10.28	30.63
Net Assets, end of period ($ x 1,000)	19,314	12,802	715,214	661,931	470,634	462,450

a Based on average shares outstanding.

b Not annualized.

c Amounts do not include the expenses of the underlying funds.

d Annualized.

See notes to financial statements.

13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended April 30, 2017	Year Ended October 31,
Class Y Shares	(Unaudited)	2016	2015[a]
Per Share Data ($):
Net asset value, beginning of period	10.94	11.26	10.53
Investment Operations:
Investment income (loss)—net[b]	.17	(.00)[c]	(.00)[c]
Net realized and unrealized gain (loss) on investments	.92	(.19)	.73
Total from Investment Operations	1.09	(.19)	.73
Distributions:
Dividends from investment income—net	(.16)	(.13)	-
Net asset value, end of period	11.87	10.94	11.26
Total Return (%)	10.13[d]	(1.71)	6.93[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	.04[f]	.03	2.42[f]
Ratio of net expenses to average net assets[e]	.04[f]	.03	.21[f]
Ratio of net investment income (loss) to average net assets[e]	3.04[f]	(.03)	(.21)[f]
Portfolio Turnover Rate	8.68[d]	11.12	18.00
Net Assets, end of period ($ x 1,000)	767,766	811,498	1

a From October 1, 2015 (commencement of initial offering) to October 31, 2015.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Amounts do not include the expenses of the underlying fund.

f Annualized.

See notes to financial statements.

14

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Diversified International Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares were increased from 500 million to 600 million and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (150 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized), Class T (100 million shares authorized) and Class Y (200 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under

15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date and are generally categorized within Level 1 of the fair value hierarchy.

16

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Registered Investment Companies†	781,038,958	-	-	781,038,958

† See Statement of Investments for additional detailed categorizations.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	†	Sales ($)	Net Realized Gain (Loss) ($)
Dreyfus Emerging Markets Fund, Cl. Y	23,706,377	722,896		2,045,894	(28,638)
Dreyfus International Equity Fund, Cl. Y	249,591,479	50,644,021		22,929,025	(2,146,362)
Dreyfus International Small Cap Fund, Cl. Y	54,185,388	1,987,454		4,773,752	276,037
Dreyfus/Newton International Equity Fund, Cl. Y	241,954,844	7,968,390		52,958,937	(4,671,730)
International Stock Fund, Cl. Y	253,828,476	6,454,871		90,901,224	655,919
Total	823,266,564	67,777,632		173,608,832	(5,914,774)

17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Affiliated Investment Company	Change in Net Unrealized Appreciation (Depreciation) ($)	Value 4/30/2017 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Emerging Markets Fund, Cl. Y	2,199,030	24,553,771	3.1	266,444
Dreyfus International Equity Fund, Cl. Y	30,208,081	305,368,194	38.5	5,070,742
Dreyfus International Small Cap Fund, Cl. Y	4,954,861	56,629,988	7.1	922,399
Dreyfus/Newton International Equity Fund, Cl. Y	21,560,072	213,852,639	26.9	3,403,872
International Stock Fund, Cl. Y	10,596,324	180,634,366	22.8	2,486,739
Total	69,518,368	781,038,958	98.4	12,150,196

† Includes reinvested dividends/distributions.

(d) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

18

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute. The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”). As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $3,850,153 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2016. If not applied, $415,833 of the carryover expires in fiscal year 2018 and $943,756 expires in fiscal year 2019. The fund has $68,821 of post-enactment short-term capital losses and $2,421,743 of post-enactment long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $8,501,428. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, there is no management fee paid to Dreyfus. The fund invests in other affiliated mutual funds advised by Dreyfus. All fees and expenses of the underlying funds are reflected in the underlying fund’s net asset value. Dreyfus has contractually agreed, from November 1, 2016 through March 1, 2018, to assume the expenses of the fund, so that the total annual fund and

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

underlying fund (acquired funds) operating expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $87,360 during the period ended April 30, 2017.

During the period ended April 30, 2017, the Distributor retained $5 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2017, Class C shares were charged $327 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, Class A and Class C shares were charged $9,902 and $109, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $2,856 for transfer agency services and $138 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $124.

20

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $0 pursuant to the custody agreement.

During the period ended April 30, 2017, the fund was charged $4,601 for services performed by the Chief Compliance Officer and his staff.

The components of “Due from The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: Distribution Plan fees $50, Shareholder Services Plan fees $1,272, custodian fees $400, Chief Compliance Officer fees $3,089 and transfer agency fees $1,627, which are offset against an expense reimbursement currently in effect in the amount of $14,600.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended April 30, 2017, amounted to $67,777,632 and $173,608,832, respectively.

At April 30, 2017, accumulated net unrealized appreciation on investments was $156,556,866, consisting of gross unrealized appreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

21

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be

22

applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus and/or its affiliates the results of the comparisons and considered that the fund’s total return performance was at or below the Performance Group median for all periods and below the Performance Universe median for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s return was above the return of the index in seven of the ten calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that, like most other funds in the Expense Group, the fund pays management fees only at the underlying fund (acquired fund) level, so that the contractual and actual management fees of the fund were zero. The Board further considered that the fund’s total expenses (including acquired fund fees and expenses) were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed to assume the expenses of the fund, until March 1, 2018, so that the total annual fund and underlying funds (acquired funds) operating expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board also considered the expense limitation arrangement with Dreyfus. Since the fund pays no fees to Dreyfus under the Agreement, the Board did not consider profitability or economies of scale with respect to the fund. The Board also considered potential benefits to Dreyfus from acting as investment adviser and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

23

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited) (continued)

• The Board expressed concern about the fund’s performance and agreed to closely monitor performance.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of Dreyfus and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreement for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreement.

24

NOTES

25

For More Information

Dreyfus Diversified International Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	Class A: DFPAX Class C: DFPCX Class I: DFPIX Class Y: DDIFX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6209SA0417

Dreyfus Global Infrastructure Fund

SEMIANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Global Infrastructure Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Infrastructure Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by the fund’s primary portfolio manager, Theodore W. Brooks III, CFA, of CenterSquare Investment Management, Inc., Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Global Infrastructure Fund’s Class A shares produced a total return of 8.04%, Class C shares returned 7.59%, Class I shares returned 8.21%, and Class Y shares returned 8.21%.1 In comparison, the fund’s benchmark, the FTSE Developed Core Infrastructure 50/50 Index (Net) (the “Index”), produced a total return of 8.21% for the same period. The fund’s secondary benchmark, the MSCI World Index, produced a total return of 12.12% for the same period. The fund’s previous benchmark, the FTSE Global Core Infrastructure Index (Total Return), produced a total return of 8.49% for the reporting period.2,3

Global infrastructure companies gained value over the reporting period in the midst of improving global economic conditions and expectations of more business-friendly U.S. government policies. The fund produced returns that were roughly in line with its benchmark.

As of May 17, 2016, Theodore W. Brooks III became the primary portfolio manager for the fund.

As of August 1, 2016, the FTSE Developed Core Infrastructure 50/50 Index (Net) became the primary benchmark and the MSCI World Index became the secondary benchmark.

The Fund’s Investment Approach

The fund seeks to maximize total return consisting of capital appreciation and current income. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by companies located throughout the world that are engaged in infrastructure businesses.

In selecting investments, we combine top-down macroeconomic and sector research with a bottom-up process incorporating qualitative analysis and a proprietary relative valuation process. Our bottom-up research employs an active analysis process that includes regular and direct contact with the companies in the fund’s investable universe. Moreover, our proprietary relative valuation model seeks to identify undervalued securities relative to their peers. Our risk management process seeks to minimize unintended portfolio concentrations and ensure consistency of portfolio management style over time.

3

DISCUSSION OF FUND PERFORMANCE (continued)

Improved Economic Outlook Bolstered Global Stocks

Global equities generally fared well over the reporting period in anticipation of greater global economic growth stemming in part from more business-friendly fiscal, regulatory, and tax policies from a newly elected U.S. government. Although the election’s widely unexpected outcome produced heightened volatility in global stock markets in November 2016, improved investor sentiment later sparked a market rally that persisted through the end of the reporting period. In addition, developed economies recently have demonstrated improvement after an extended period of persistent sluggishness, and accommodative monetary policies from central banks in Europe and Japan are expected to provide further economic support.

Infrastructure-related stocks generally lagged broader market averages in the weeks after the election, but they later rallied strongly as investors looked forward to higher government infrastructure spending and reduced regulatory constraints. Companies in relatively economically sensitive industry groups, such as transportation and telecommunication services providers, generally fared better than their more traditionally defensive counterparts, such as utilities.

Cyclical Tilt Supported Fund Performance

We adjusted the portfolio in the wake of the election in November to increase the fund’s exposure to industry groups expected to benefit from changing government policies and stronger economic growth. This shift proved beneficial during the reporting period, as U.S. transportation companies ranked as some of the Index’s top performers, including railroads such as CSX and Norfolk Southern. The fund also scored successes in the United Kingdom through an investment in mobile satellite communications company Inmarsat, and in Australia, where energy utilities operator DUET Group received a takeover offer.

Disappointments proved to be relatively mild during the reporting period. Australian telecommunication services provider Vocus Group lost value due to reduced cash flow expectations. In the United States, several utilities weighed to a degree on relative results. Most notably, the fund did not own CenterPoint Energy, which moved higher despite a rich valuation, and an overweighted position in renewable energy producer NextEra Energy proved counterproductive in light of new U.S. government policies that appear to favor fossil fuels.

Positioned for Economic Growth

Expectations of greater global economic growth seem likely to support business fundamentals for infrastructure companies throughout the world. We currently remain optimistic that changing fiscal, tax, and regulatory policies in the United States will boost corporate earnings. Europe and China also have seen improved economic data, and the United Kingdom has proven more resilient than expected in the wake of the Brexit referendum.

4

We have maintained a constructive investment posture in this generally healthy market environment. As of the reporting period’s end, we have maintained underweighted exposure to utilities that could be hurt by rising interest rates. Instead, we have favored energy companies with attractive valuations and, to a lesser extent, transportation companies that are leveraged to a growing economy.

May 15, 2017

Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.

Infrastructure investments will have greater exposure to adverse economic, regulatory, political, legal, and other changes affecting these companies. Companies engaged in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including: high amounts of leverage and high interest costs in connection with capital construction and improvement programs; difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets; inexperience with and potential losses resulting from the deregulation of a particular industry or sector; costs associated with compliance with and changes in environmental and other regulations; regulation or intervention by various government authorities, including government regulation of rates charged to customers; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; service interruption and/or legal challenges due to environmental, operational or other accidents; susceptibility to terrorist attacks; surplus capacity; increased competition; technological innovations that may render existing plants, equipment or products obsolete; and general changes in market sentiment towards infrastructure assets. There is also the risk that corruption may negatively affect publicly funded infrastructure projects, especially in emerging markets, resulting in delays and cost overruns.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging market countries.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees.

Master Limited Partnerships (MLPs) are subject to certain risks, such as supply and demand risk, depletion and exploration risk, commodity pricing risk, acquisition risk, and the risk associated with the hazards inherent in midstream energy industry activities.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower. Past performance is no guarantee of future results.

2 Source: FactSet — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The FTSE Developed Core Infrastructure 50/50 Index (Net) is comprised of market capitalization-weighted infrastructure equities in developed and emerging markets. Companies are screened from the FTSE Global All Cap Index. The FTSE Global Core Infrastructure Index (Total Return) comprises all companies that meet infrastructure core activities such as the development, ownership, operation, management and/or maintenance of the three core infrastructure sectors (i.e., transportation, energy and telecommunications). For companies to be included in the index, at least 65% of their revenues must be attributable to businesses/activities within the development, ownership, operation, management and/or maintenance of the three core infrastructure sectors. Investors cannot invest directly in any index.

3 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI World Index is a free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. Investors cannot invest directly in any index.

5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Infrastructure Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.71	$10.55	$5.42	$5.42
Ending value (after expenses)	$1,080.40	$1,075.90	$1,082.10	$1,082.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.51	$10.24	$5.26	$5.26
Ending value (after expenses)	$1,018.35	$1,014.63	$1,019.59	$1,019.59

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.05% for Class I and 1.05% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
April 30, 2017 (Unaudited)

Common Stocks - 97.2%	Shares		Value ($)
Australia - 8.5%
APA Group	26,940		184,782
Macquarie Atlas Roads Group	84,160		336,522
Sydney Airport	107,704		555,670
Transurban Group	120,370		1,099,623
			2,176,597
Austria - .6%
Flughafen Wien	4,200		152,373
Canada - 9.8%
Canadian National Railway	6,420		464,057
Emera	2,690		93,112
Enbridge	11,300		468,374
Fortis	4,260		138,624
Inter Pipeline	14,400		293,370
Pembina Pipeline	9,330		297,319
TransCanada	16,198		752,082
			2,506,938
France - 1.2%
Aeroports de Paris	1,581		210,882
Eutelsat Communications	4,260		100,836
			311,718
Germany - 1.2%
Fraport Frankfurt Airport Services Worldwide	3,880		305,152
Hong Kong - 2.5%
Cheung Kong Infrastructure Holdings	8,017		70,241
CLP Holdings	19,401		204,652
Hong Kong & China Gas	64,254		128,370
Hopewell Highway Infrastructure	72,018		41,665
MTR	8,160		46,998
Power Assets Holdings	16,701		150,298
			642,224
Italy - 4.1%
Atlantia	30,210		766,093
Enel	26,860		127,685
Italgas	20,888	[a]	94,426
Snam	14,180		62,681
			1,050,885

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 97.2% (continued)	Shares		Value ($)
Japan - 5.1%
East Japan Railway	1,900		169,658
Kansai Electric Power	15,500		209,540
Kyushu Electric Power	6,400		69,009
Okinawa Electric Power	2,100		51,221
Osaka Gas	17,800		66,633
Tobu Railway	25,000		126,710
Toho Gas	5,300		37,893
Tohoku Electric Power	11,000		146,634
Tokyo Electric Power Co. Holdings	15,800	[a]	61,372
Tokyo Gas	34,000		157,838
West Japan Railway	3,200		213,687
			1,310,195
Luxembourg - .6%
SES	7,079		154,802
New Zealand - .9%
Auckland International Airport	48,540		229,961
Singapore - .6%
Hutchison Port Holdings Trust	370,657		150,116
South Korea - .6%
Korea Electric Power	2,930		116,773
Korea Gas	918	[a]	37,595
			154,368
Spain - 8.1%
Abertis Infraestructuras	55,104		969,401
Aena	4,955	[b]	874,393
Cellnex Telecom	2,780	[b]	49,133
Enagas	2,733		71,896
Red Electrica	5,403		105,350
			2,070,173
Switzerland - .6%
Flughafen Zuerich	732		161,261
United Kingdom - 4.0%
Centrica	65,634		168,233
National Grid	53,937		698,593
Severn Trent	5,758		173,393
			1,040,219
United States - 48.8%
Alliant Energy	5,014		197,151
American Electric Power	9,160		621,323

8

Common Stocks - 97.2% (continued)	Shares		Value ($)
United States - 48.8% (continued)
American Tower	8,110	[c]	1,021,373
American Water Works	4,441		354,214
Aqua America	1,845		61,051
Atmos Energy	3,170		256,833
CMS Energy	8,120		368,648
Crown Castle International	2,030	[c]	192,038
CSX	9,510		483,488
Dominion Resources	9,710		751,845
DTE Energy	2,287		239,197
Duke Energy	1,970		162,525
Edison International	7,080		566,188
Exelon	6,817		236,073
Great Plains Energy	6,879		203,550
Kinder Morgan	33,740		696,056
Macquarie Infrastructure	2,880		234,346
NextEra Energy	7,790		1,040,432
NiSource	5,122		124,209
Norfolk Southern	3,200		375,968
OGE Energy	3		104
PG&E	10,259		687,866
Pinnacle West Capital	2,587		220,128
PNM Resources	1,747		65,076
PPL	4,190		159,681
Public Service Enterprise Group	2,646		116,556
SBA Communications	780	[a]	98,662
SCANA	1,594		105,698
Sempra Energy	5,360		605,787
Southern	12,263		610,697
Spire	1,055		72,320
Union Pacific	1,140		127,634
Uniti Group	13,130		360,550
Williams Cos.	18,700		572,781
Xcel Energy	11,510		518,526
			12,508,574
Total Common Stocks (cost $22,416,092)			24,925,556

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Master Limited Partnerships - 1.7%	Shares		Value ($)
United States - 1.7%
Noble Midstream Partners LP	3,930		196,972
Western Gas Partners LP	4,140		243,059
Total Master Limited Partnerships (cost $447,367)			440,031
Other Investment - .9%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $224,223)	224,223	[d]	224,223
Total Investments (cost $23,087,682)	99.8%		25,589,810
Cash and Receivables (Net)	.2%		51,330
Net Assets	100.0%		25,641,140

LP—Limited Partnership

aNon-income producing security.

bSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $923,526 or 3.6% of net assets.

cInvestment in real estate investment trust.

dInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Transportation	34.2
Energy	30.3
Electric	24.5
Specialty	6.5
Infrastructure	2.6
Money Market Investment	.9
Telecommunications Services	.8
99.8

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Proceeds ($)	Value ($)	Unrealized (Depreciation)($)
Sales:
Northern Trust Bank
Canadian Dollar,
Expiring
5/1/2017	261,250	191,021	191,385	(364)
Gross Unrealized Depreciation				(364)

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	22,863,459	25,365,587
Affiliated issuers	224,223	224,223
Cash		7,851
Cash denominated in foreign currency	138,869	138,570
Receivable for investment securities sold		260,601
Dividends receivable		28,718
Prepaid expenses		38,774
		26,064,324
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		14,586
Payable for investment securities purchased		373,199
Unrealized depreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		364
Accrued expenses		35,035
		423,184
Net Assets ($)		25,641,140
Composition of Net Assets ($):
Paid-in capital		25,701,905
Accumulated undistributed investment income—net		81,102
Accumulated net realized gain (loss) on investments		(2,642,753)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		2,500,886
Net Assets ($)		25,641,140

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	4,433,086	995,108	10,165,484	10,047,462
Shares Outstanding	355,668	80,000	816,064	806,602
Net Asset Value Per Share ($)	12.46	12.44	12.46	12.46

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $21,591 foreign taxes withheld at source):
Unaffiliated issuers	368,458
Affiliated issuers	393
Total Income	368,851
Expenses:
Management fee—Note 3(a)	106,342
Professional fees	39,576
Registration fees	26,749
Custodian fees—Note 3(c)	8,748
Prospectus and shareholders’ reports	7,617
Shareholder servicing costs—Note 3(c)	6,750
Distribution fees—Note 3(b)	3,455
Directors’ fees and expenses—Note 3(d)	909
Loan commitment fees—Note 2	267
Miscellaneous	12,801
Total Expenses	213,214
Less—reduction in expenses due to undertaking—Note 3(a)	(79,914)
Less—reduction in fees due to earnings credits—Note 3(c)	(15)
Net Expenses	133,285
Investment Income—Net	235,566
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(368,649)
Net realized gain (loss) on forward foreign currency exchange contracts	(1,703)
Net Realized Gain (Loss)	(370,352)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	2,055,554
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(364)
Net Unrealized Appreciation (Depreciation)	2,055,190
Net Realized and Unrealized Gain (Loss) on Investments	1,684,838
Net Increase in Net Assets Resulting from Operations	1,920,404

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income—net	235,566	409,546
Net realized gain (loss) on investments	(370,352)	(1,529,946)
Net unrealized appreciation (depreciation) on investments	2,055,190	1,767,721
Net Increase (Decrease) in Net Assets Resulting from Operations	1,920,404	647,321
Distributions to Shareholders from ($):
Investment income—net:
Class A	(30,116)	(77,972)
Class C	(1,360)	(12,352)
Class I	(99,541)	(186,796)
Class Y	(99,615)	(185,624)
Total Distributions	(230,632)	(462,744)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	73,785	133,161
Class I	179,801	-
Class Y	-	75,000
Distributions reinvested:
Class A	2,532	10,101
Class I	741	1,436
Cost of shares redeemed:
Class A	(1,685)	(351,722)
Class I	(13,972)	(55,700)
Increase (Decrease) in Net Assets from Capital Stock Transactions	241,202	(187,724)
Total Increase (Decrease) in Net Assets	1,930,974	(3,147)
Net Assets ($):
Beginning of Period	23,710,166	23,713,313
End of Period	25,641,140	23,710,166
Undistributed investment income—net	81,102	76,168
Capital Share Transactions (Shares):
Class A
Shares sold	6,411	11,825
Shares issued for distributions reinvested	222	920
Shares redeemed	(148)	(30,841)
Net Increase (Decrease) in Shares Outstanding	6,485	(18,096)
Class I
Shares sold	15,700	-
Shares issued for distributions reinvested	65	130
Shares redeemed	(1,202)	(4,799)
Net Increase (Decrease) in Shares Outstanding	14,563	(4,669)
Class Y
Shares sold	-	6,602

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
Class A Shares	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	[a]
Per Share Data ($):
Net asset value, beginning of period	11.63	11.54	12.50
Investment Operations:
Investment income—net[b]	.10	.18	.11
Net realized and unrealized gain (loss) on investments	.82	.12	(1.00)
Total from Investment Operations	.92	.30	(.89)
Distributions:
Dividends from investment income—net	(.09)	(.21)	(.07)
Net asset value, end of period	12.46	11.63	11.54
Total Return (%)[c]	8.04[d]	2.73	(7.16)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.98[e]	2.08	2.33	[e]
Ratio of net expenses to average net assets	1.30[e]	1.30	1.30	[e]
Ratio of net investment income to average net assets	1.82[e]	1.60	1.58	[e]
Portfolio Turnover Rate	67.66[d]	90.93	29.07	[d]
Net Assets, end of period ($ x 1,000)	4,433	4,060	4,240

a From March 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class C Shares	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	[a]
Per Share Data ($):
Net asset value, beginning of period	11.58	11.52	12.50
Investment Operations:
Investment income—net[b]	.06	.10	.06
Net realized and unrealized gain (loss) on investments	.82	.11	(1.00)
Total from Investment Operations	.88	.21	(.94)
Distributions:
Dividends from investment income—net	(.02)	(.15)	(.04)
Net asset value, end of period	12.44	11.58	11.52
Total Return (%)[c]	7.59[d]	1.96	(7.56)	[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.72[e]	2.81	3.09	[e]
Ratio of net expenses to average net assets	2.05[e]	2.05	2.05	[e]
Ratio of net investment income to average net assets	1.07[e]	.85	.82	[e]
Portfolio Turnover Rate	67.66[d]	90.93	29.07	[d]
Net Assets, end of period ($ x 1,000)	995	926	922

a From March 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

16

	Six Months Ended
Class I Shares	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	[a]
Per Share Data ($):
Net asset value, beginning of period	11.64	11.55	12.50
Investment Operations:
Investment income—net[b]	.12	.21	.13
Net realized and unrealized gain (loss) on investments	.82	.11	(1.00)
Total from Investment Operations	.94	.32	(.87)
Distributions:
Dividends from investment income—net	(.12)	(.23)	(.08)
Net asset value, end of period	12.46	11.64	11.55
Total Return (%)	8.21[c]	2.90	(7.00)	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.72[d]	1.81	2.08	[d]
Ratio of net expenses to average net assets	1.05[d]	1.05	1.05	[d]
Ratio of net investment income to average net assets	2.08[d]	1.85	1.82	[d]
Portfolio Turnover Rate	67.66[c]	90.93	29.07	[c]
Net Assets, end of period ($ x 1,000)	10,165	9,332	9,312

a From March 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
Class Y Shares	April 30, 2017	Year Ended October 31,
	(Unaudited)	2016	2015	[a]
Per Share Data ($):
Net asset value, beginning of period	11.64	11.55	12.50
Investment Operations:
Investment income—net[b]	.12	.21	.13
Net realized and unrealized gain (loss) on investments	.82	.11	(1.00)
Total from Investment Operations	.94	.32	(.87)
Distributions:
Dividends from investment income—net	(.12)	(.23)	(.08)
Net asset value, end of period	12.46	11.64	11.55
Total Return (%)	8.21[c]	2.90	(7.00)	[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.72[d]	1.81	2.08	[d]
Ratio of net expenses to average net assets	1.05[d]	1.05	1.05	[d]
Ratio of net investment income to average net assets	2.08[d]	1.85	1.82	[d]
Portfolio Turnover Rate	67.66[c]	90.93	29.07	[c]
Net Assets, end of period ($ x 1,000)	10,047	9,392	9,240

a From March 30, 2015 (commencement of operations) to October 31, 2015.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Infrastructure Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. CenterSquare Investment Management, Inc. (“CenterSquare”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares increased from 400 million shares to 500 million shares and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of April 30, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 320,000 Class A shares, 800,000 Class I and Class Y shares and all of the outstanding Class C shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

20

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	12,508,574	-	-	12,508,574
Equity Securities - Foreign Common Stocks†	12,416,982	-	-	12,416,982
Master Limited Partnerships†	440,031	-	-	440,031
Registered Investment Company	224,223	-	-	224,223
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(364)	-	(364)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually

22

received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	190,059	3,529,397	3,495,233	224,223.9

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net are normally declared and paid quarterly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the two-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The fund has an unused capital loss carryover of $1,978,525 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2016. The fund has $1,721,527 of short-term capital losses and $256,998 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $462,744. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the

24

terms of the respective Facility at the time of borrowing. During the period ended April 30, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2016 through March 1, 2018, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.05% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $79,914 during the period ended April 30, 2017.

Pursuant to a sub-investment advisory agreement between Dreyfus and CenterSquare, CenterSquare serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

period ended April 30, 2017, Class C shares were charged $3,455 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, Class A and Class C shares were charged $5,086 and $1,152, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $284 for transfer agency services and $13 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $12.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $8,748 pursuant to the custody agreement. These fees were partially offset by earnings credit of $3.

During the period ended April 30, 2017, the fund was charged $5,751 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $18,769, Distribution Plan fees $607, Shareholder Services Plan fees

26

$1,103, custodian fees $3,999, Chief Compliance Officer fees $3,861 and transfer agency fees $124, which are offset against an expense reimbursement currently in effect in the amount of $13,877.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2017, amounted to $16,226,300 and $16,067,399, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at April 30, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	-	(364)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	-	(364)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	-	(364)

The following table presents derivative liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2017:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Northern Trust Bank	(364)		-	-	(364)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

28

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Forward contracts	104,239

At April 30, 2017, accumulated net unrealized appreciation on investments was $2,502,128, consisting of $2,657,868 gross unrealized appreciation and $155,740 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

29

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB–INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which CenterSquare Investment Management, Inc. (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for the one-year period ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds

30

(the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for the one-year period shown. Dreyfus also provided a comparison of the fund’s calendar year total return for 2016 to the return of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was at the Expense Group median, the fund’s actual management fee was the lowest in the Expense Group and Expense Universe and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 1, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB–INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board expressed concern about the fund’s relative performance but noted the fund’s short period of operations and determined to closely monitor performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser supported the renewal of the Agreements in light of the considerations described above.

32

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

33

For More Information

Dreyfus Global Infrastructure Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

CenterSquare Investment
Management Inc.
630 West Germantown Pike
Suite 300
Plymouth Meeting, PA 19462

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DGANX Class C: DGCNX Class I: DIGNX Class Y: DYGNX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 4003SA0417

Dreyfus Global Real Estate Securities Fund

SEMIANNUAL REPORT April 30, 2017

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Global Real Estate Securities Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Global Real Estate Securities Fund, covering the six-month period from November 1, 2016 through April 30, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks advanced solidly but higher-quality bonds lost a degree of value over the reporting period amid heightened market volatility stemming from various economic and political developments. After giving back a portion of their previous gains due to uncertainty in advance of U.S. elections, equity markets rallied to a series of new highs in the wake of the election’s unexpected outcome as investors revised their expectations for U.S. fiscal, regulatory, and tax policies. Generally strong economic data and corporate earnings continued to support stock prices over the first four months of 2017. In the bond market, yields of U.S. government securities moved higher and prices fell in response to two short-term interest-rate hikes and rising longer-term rates, while lower-rated corporate-backed bonds continued to advance in anticipation of a more business-friendly market environment.

Some asset classes and industry groups seem likely to continue to benefit from a changing economic and geopolitical landscape, while others probably will face challenges as conditions evolve. Consequently, selectivity seems likely to be an important determinant of investment success in the months ahead. As always, we encourage you to discuss the implications of our observations with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero

Chief Executive Officer

The Dreyfus Corporation

May 15, 2017

2

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through April 30, 2017, as provided by the fund’s portfolio managers, E. Todd Briddell and Dean Frankel of CenterSquare Investment Management, Inc., Sub-Investment Adviser

Market and Fund Performance Overview

For the six-month period ended April 30, 2017, Dreyfus Global Real Estate Securities Fund’s Class A shares produced a total return of 3.43%, Class C shares returned 3.08%, Class I shares returned 3.44%, and Class Y shares returned 3.58%.1 In comparison, the FTSE EPRA/NAREIT Developed Index (the “Index”), the fund’s benchmark, achieved a total return of 3.76% for the same period.2

Global real estate securities produced moderate gains over the reporting period in the midst of improving global economic conditions and expectations of more business-friendly U.S. government policies. The fund lagged its benchmark, mainly due to country allocation shortfalls.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income, by investing at least 80% of its net assets in companies principally engaged in the real estate sector. Under normal market conditions, the fund expects to invest at least 40% of its assets in companies located outside the United States and to invest in at least 10 different countries. The fund also may invest in companies located in emerging markets and in companies of any market capitalization. Our proprietary approach quantifies investment opportunity both from a real estate and stock perspective.

Improved Economic Outlook Bolstered Global Stocks

Global equities fared well over the reporting period in anticipation of greater global economic growth stemming in part from more business-friendly fiscal, regulatory, and tax policies under a newly elected U.S. government. Although the election’s widely unexpected outcome produced heightened volatility in global stock markets in November 2016, improved investor sentiment later sparked a market rally that persisted through the end of the reporting period.

In addition, developed economies recently have demonstrated improvement after an extended period of persistent sluggishness, and accommodative monetary policies from central banks in Europe and Japan are expected to provide further support to their economies over the foreseeable future.

While the global real estate sector generally lagged broader market averages during the reporting period, real estate investment trusts (“REITs”) produced moderately positive total returns, on average, in the constructive market environment. On one hand, REITs generally fell out of favor among investors when rising long-term interest rates made fixed-income securities more competitive with dividend-paying stocks. On the other hand, improving economic outlooks for most regions of the world helped support real estate values and leasing activity. REITs in Singapore, the United Kingdom, and Australia fared particularly well over the reporting period, while U.S. REITs typically trailed the Index.

Fund Participated in Market’s Gains

The fund participated in most of the Index’s gains over the reporting period, but relative results were mildly dampened by certain country allocation decisions. Underweighted exposure to the Hong Kong market, which faltered early in the reporting period but later posted robust gains, proved counterproductive. Likewise, an underweighted position in Singapore constrained relative performance when the region began to rebound from previous weakness. Positive contributions from an overweighted position in the United Kingdom were not enough to fully offset these allocation-related shortfalls.

The fund achieved better results through its security selection strategy, which enabled the fund to produce higher returns than the Index in 8 of 10 regional markets. While our country allocation

3

DISCUSSION OF FUND PERFORMANCE (continued)

strategy hurt relative results in Singapore, the country represented the fund’s top-performing country from a security selection perspective, followed by Australia. The fund’s security selections in Canada, Japan, and Hong Kong also produced relatively strong results.

Positioned for Greater Global Growth

Expectations of greater global economic growth seem likely to support business fundamentals in the real estate sector, particularly in Asian countries that recently have shown signs of renewed strength. Europe also has seen improved economic data, especially in countries such as Sweden and Spain, while the United Kingdom has proven more resilient than expected in the wake of the Brexit referendum. In the United States, additional rate hikes from the Federal Reserve Board appear to already be reflected in REIT valuations, and we expect longer-term U.S. interest rates to remain relatively stable provided global growth concerns continue to ease. Indeed, we note that REITs generally have continued to offer significantly higher yields than 10-year U.S. Treasury securities.

We have established a constructive investment posture in this generally healthy market environment. As of the reporting period’s end, we have maintained underweighted exposure to real estate developers in Singapore and Hong Kong due to rich valuations, and we have identified relatively few opportunities in Europe with the exceptions of Germany and Spain. We have emphasized office and industrial REITs in the United Kingdom, but the fund holds relatively few U.K. retail-focused companies. Finally, we have retained overweighted exposure to the United States, where we have focused on single-family residential properties, data centers, and industrial REITs.

May 15, 2017

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund’s performance will be influenced by political, social, and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability, and differing auditing and legal standards. These risks are enhanced in emerging market countries.

Because the fund’s investments are concentrated in the securities of companies principally engaged in the real estate sector, the value of the fund’s shares will be affected by factors particular to the real estate sector and may fluctuate more widely than that of a fund which invests in a broader range of industries. The securities of issuers that are principally engaged in the real estate sector may be subject to risks similar to those associated with the direct ownership of real estate. These include declines in real estate values and defaults by mortgagors or other borrowers.

In addition to the risks which are linked to the real estate sector in general, REITs are subject to additional risks. Equity REITs may be affected by changes in the value of the underlying property owned by the trust, while mortgage REITs may be affected by the quality of any credit extended. Further, REITs are highly dependent upon management skill and often are not diversified. REITs also are subject to heavy cash flow dependency and to defaults by borrowers or lessees.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through March 1, 2018, at which time it may be extended, terminated, or modified. Past performance is no guarantee of future results.

2 Source: Lipper Inc. — The FTSE EPRA/NAREIT Developed Index is designed to track the performance of listed real estate companies and REITs worldwide. Investors cannot invest directly in any index.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Global Real Estate Securities Fund from November 1, 2016 to April 30, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended April 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.56	$10.32	$5.30	$5.20
Ending value (after expenses)	$1,034.30	$1,030.80	$1,034.40	$1,035.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended April 30, 2017

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$6.51	$10.24	$5.26	$5.16
Ending value (after expenses)	$1,018.35	$1,014.63	$1,019.59	$1,019.69

† Expenses are equal to the fund’s annualized expense ratio of 1.30% for Class A, 2.05% for Class C, 1.05% for Class I and 1.03% for Class Y, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

5

STATEMENT OF INVESTMENTS
April 30, 2017 (Unaudited)

Common Stocks - 99.5%	Shares		Value ($)
Australia - 6.1%
Dexus Property Group	796,510		6,083,553
Goodman Group	1,116,220		6,778,545
GPT Group	1,492,040		5,865,508
Investa Office Fund	535,640		1,905,164
Mirvac Group	5,480,420		9,315,487
Scentre Group	5,171,880		16,691,354
			46,639,611
Canada - 2.1%
Allied Properties Real Estate Investment Trust	90,960		2,440,837
Dream Office Real Estate Investment Trust	298,430		4,247,826
RioCan Real Estate Investment Trust	114,960		2,183,739
Smart Real Estate Investment Trust	307,440		7,288,201
			16,160,603
Finland - .2%
Citycon	564,690		1,388,935
France - 2.4%
Klepierre	119,470		4,690,201
Unibail-Rodamco	54,570		13,401,458
			18,091,659
Germany - 3.8%
alstria office REIT	319,760	[a]	4,228,542
Deutsche Wohnen-BR	547,660		18,726,223
LEG Immobilien	68,890	[a]	5,917,807
			28,872,572
Hong Kong - 7.6%
Cheung Kong Property Holdings	2,074,680		14,883,252
Hang Lung Properties	1,278,000		3,351,765
Henderson Land Development	401,700		2,546,017
Hongkong Land Holdings	875,500		6,750,105
Link REIT	1,582,500		11,382,989
New World Development	4,382,918		5,460,088
Sun Hung Kai Properties	544,400		8,167,732
Wharf Holdings	652,000		5,569,999
			58,111,947
Ireland - .4%
Green REIT	1,942,890		2,888,875

6

Common Stocks - 99.5% (continued)	Shares		Value ($)
Japan - 10.4%
Activia Properties	1,046		4,982,516
Advance Residence Investment	1,289		3,394,935
Japan Rental Housing Investments	3,311		2,379,108
Japan Retail Fund Investment	2,814		5,497,997
Kenedix Office Investment	284		1,610,119
Kenedix Residential Investment	529		1,358,625
Kenedix Retail REIT	1,598		3,481,984
LaSalle Logiport REIT	2,021		1,919,927
Mitsubishi Estate	792,000		15,133,079
Mitsui Fudosan	784,000		17,227,253
Mori Hills REIT Investment	2,621		3,404,537
Nippon Building Fund	832		4,425,889
Nippon Prologis REIT	1,407		2,974,926
Orix JREIT	2,466		3,911,090
Sumitomo Realty & Development	260,000		7,011,079
			78,713,064
Netherlands - .2%
Eurocommercial Properties NV	29,007		1,127,235
Norway - .7%
Entra	429,277	[b]	4,924,736
Singapore - 1.9%
Ascendas Real Estate Investment Trust	1,563,300		2,864,437
CapitaLand	2,256,500	[a]	6,072,677
CapitaLand Commercial Trust	1,347,100		1,566,788
CapitaLand Mall Trust	839,400		1,183,565
Frasers Logistics & Industrial Trust	1,458,400		1,054,278
Mapletree Commercial Trust	1,435,655		1,638,958
			14,380,703
Spain - 1.1%
Inmobiliaria Colonial	631,630		4,898,122
Merlin Properties Socimi	317,550		3,758,285
			8,656,407
Sweden - 1.3%
Hufvudstaden	335,620		5,259,397
Wihlborgs Fastigheter	229,690		4,475,912
			9,735,309
Switzerland - .8%
PSP Swiss Property	70,250		6,297,789

7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.5% (continued)	Shares		Value ($)
United Kingdom - 5.9%
Assura	4,802,515		3,809,891
Great Portland Estates	686,580	[a]	6,153,680
Land Securities Group	1,078,795		15,453,674
Safestore Holdings	422,653		2,217,056
Segro	806,788		5,075,341
Shaftesbury	416,720		5,030,347
Tritax Big Box REIT	2,286,551		4,146,165
UNITE Group	357,330		2,994,411
			44,880,565
United States - 54.6%
American Homes 4 Rent, Cl. A	198,780		4,581,879
Apartment Investment & Management, Cl. A	237,490		10,387,813
AvalonBay Communities	125,770		23,876,177
Boston Properties	161,300		20,420,580
Colony Starwood Homes	380,650		13,159,070
Columbia Property Trust	165,640		3,726,900
CubeSmart	682,400		17,292,016
CyrusOne	206,140		11,263,490
DDR	397,450		4,296,435
Douglas Emmett	425,280		16,020,298
Duke Realty	209,800		5,817,754
Equinix	33,679		14,067,718
Essex Property Trust	38,930		9,517,217
GGP	542,340		11,719,967
HCP	442,460		13,871,121
Healthcare Trust of America, Cl. A	184,080		5,870,311
Highwoods Properties	151,120		7,688,986
Hilton Worldwide Holdings	186,329		10,987,821
Host Hotels & Resorts	509,840		9,151,628
Hudson Pacific Properties	109,580		3,765,169
Invitation Homes Inc	224,903		4,846,660
Kimco Realty	383,000		7,771,070
Macerich	105,260		6,571,382
Medical Properties Trust	415,880		5,435,552
Omega Healthcare Investors	105,510		3,481,830
Parkway	231,680		4,668,352
Prologis	415,380		22,600,826
PS Business Parks	29,890		3,632,831
Public Storage	42,800		8,961,464

8

Common Stocks - 99.5% (continued)	Shares		Value ($)
United States - 54.6% (continued)
Regency Centers	158,860		10,036,775
Simon Property Group	185,560		30,665,646
SL Green Realty	27,246		2,858,923
STAG Industrial	292,850		7,719,526
STORE Capital	622,770		14,940,252
Sunstone Hotel Investors	402,150		5,988,013
UDR	336,040		12,547,734
VEREIT	763,340		6,389,156
Vornado Realty Trust	209,640		20,175,754
Weingarten Realty Investors	200,320		6,564,486
Welltower	167,660		11,977,630
			415,316,212
Total Common Stocks (cost $677,921,844)			756,186,222
Rights - .0%	Number of Rights		Value ($)
United Kingdom - .0%
Tritax Big Box REIT (cost $24,061)	207,868	[a]	12,115
Other Investment - .4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $3,325,438)	3,325,438	[c]	3,325,438
Total Investments (cost $681,271,343)	99.9%		759,523,775
Cash and Receivables (Net)	.1%		926,717
Net Assets	100.0%		760,450,492

BR—Bearer Certificate
REIT—Real Estate Investment Trust

aNon-income producing security.
bSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, these securities were valued at $4,924,736 or .65% of net assets.
cInvestment in affiliated money market mutual fund.

9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Diversified	22.1
Multifamily	9.8
Industrial	7.2
Retail	7.1
Regional Malls	6.4
Office Infill	6.0
Health Care	5.9
Office	5.8
Shopping Centers	5.5
Self Storage	3.7
Specialty	3.6
Real Estate Services	3.5
Hotel	3.4
Office Suburban	2.7
Residential	2.5
Alternate Housing	2.3
Freestanding	2.0
Money Market Investment	.4
99.9

† Based on net assets.

See notes to financial statements.

10

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS April 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts	Foreign Currency Amounts	Cost/ Proceeds ($)	Value ($)	Unrealized Appreciation (Depreciation)($)
Purchases:
Deutsche Bank
Euro,
Expiring
5/2/2017	165,000	179,434	179,734	300
Northern Trust Bank
Euro,
Expiring
5/3/2017	328,000	357,245	357,291	46
Sales:
Northern Trust Bank
Australian Dollar,
Expiring
5/1/2017	791,000	589,533	592,301	(2,768)
Gross Unrealized Appreciation				346
Gross Unrealized Depreciation				(2,768)

See notes to financial statements.

11

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2017 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	677,945,905	756,198,337
Affiliated issuers	3,325,438	3,325,438
Cash		413,106
Cash denominated in foreign currency	348,625	346,969
Receivable for investment securities sold		4,284,277
Dividends receivable		1,702,712
Receivable for shares of Common Stock subscribed		860,752
Unrealized appreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		346
Prepaid expenses		35,835
		767,167,772
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		671,325
Payable for investment securities purchased		5,556,143
Payable for shares of Common Stock redeemed		404,407
Unrealized depreciation on forward foreign currency exchange contracts—See Statement of Forward Foreign Currency Exchange Contracts—Note 4		2,768
Accrued expenses		82,637
		6,717,280
Net Assets ($)		760,450,492
Composition of Net Assets ($):
Paid-in capital		702,547,936
Accumulated distributions in excess of investment income—net		(18,431,484)
Accumulated net realized gain (loss) on investments		(1,905,236)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		78,239,276
Net Assets ($)		760,450,492

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	6,402,624	934,510	170,835,381	582,277,977
Shares Outstanding	724,423	107,849	19,607,395	66,797,709
Net Asset Value Per Share ($)	8.84	8.66	8.71	8.72

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended April 30, 2017 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $532,908 foreign taxes withheld at source):
Unaffiliated issuers	13,031,370
Affiliated issuers	9,922
Total Income	13,041,292
Expenses:
Management fee—Note 3(a)	3,531,894
Custodian fees—Note 3(c)	113,035
Professional fees	66,360
Shareholder servicing costs—Note 3(c)	55,203
Registration fees	37,578
Directors’ fees and expenses—Note 3(d)	32,430
Prospectus and shareholders’ reports	7,444
Loan commitment fees—Note 2	7,123
Distribution fees—Note 3(b)	3,582
Interest expense—Note 2	1,044
Miscellaneous	22,211
Total Expenses	3,877,904
Less—reduction in expenses due to undertaking—Note 3(a)	(26,121)
Less—reduction in fees due to earnings credits—Note 3(c)	(170)
Net Expenses	3,851,613
Investment Income—Net	9,189,679
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	7,505,441
Net realized gain (loss) on forward foreign currency exchange contracts	(37,861)
Net Realized Gain (Loss)	7,467,580
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	8,104,153
Net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(2,327)
Net Unrealized Appreciation (Depreciation)	8,101,826
Net Realized and Unrealized Gain (Loss) on Investments	15,569,406
Net Increase in Net Assets Resulting from Operations	24,759,085

See notes to financial statements.

13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Operations ($):
Investment income—net	9,189,679	16,769,446
Net realized gain (loss) on investments	7,467,580	22,430,434
Net unrealized appreciation (depreciation) on investments	8,101,826	(22,041,815)
Net Increase (Decrease) in Net Assets Resulting from Operations	24,759,085	17,158,065
Distributions to Shareholders from ($):
Investment income—net:
Class A	(316,108)	(168,780)
Class C	(31,345)	(12,796)
Class I	(6,873,038)	(3,493,080)
Class Y	(26,380,907)	(13,430,322)
Net realized gain on investments:
Class A	(112,661)	(250,341)
Class C	(14,579)	(29,056)
Class I	(2,450,489)	(4,330,069)
Class Y	(9,163,442)	(16,536,567)
Total Distributions	(45,342,569)	(38,251,011)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	622,335	1,951,366
Class C	112,649	100,560
Class I	33,340,308	42,880,851
Class Y	42,070,977	88,657,982
Distributions reinvested:
Class A	409,737	396,895
Class C	33,402	30,741
Class I	9,042,082	7,496,538
Class Y	12,149,390	12,947,399
Cost of shares redeemed:
Class A	(2,525,549)	(6,098,124)
Class C	(208,257)	(120,720)
Class I	(24,657,627)	(40,508,172)
Class Y	(66,003,196)	(71,920,955)
Increase (Decrease) in Net Assets from Capital Stock Transactions	4,386,251	35,814,361
Total Increase (Decrease) in Net Assets	(16,197,233)	14,721,415
Net Assets ($):
Beginning of Period	776,647,725	761,926,310
End of Period	760,450,492	776,647,725
Undistributed (distributions in excess of) investment income—net	(18,431,484)	5,980,235

14

	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
Capital Share Transactions (Shares):
Class A
Shares sold	71,080	209,346
Shares issued for distributions reinvested	48,226	45,412
Shares redeemed	(287,036)	(669,568)
Net Increase (Decrease) in Shares Outstanding	(167,730)	(414,810)
Class C
Shares sold	13,131	11,048
Shares issued for distributions reinvested	3,995	3,579
Shares redeemed	(24,019)	(13,261)
Net Increase (Decrease) in Shares Outstanding	(6,893)	1,366
Class Ia
Shares sold	3,841,861	4,766,592
Shares issued for distributions reinvested	1,080,171	869,668
Shares redeemed	(2,858,641)	(4,531,707)
Net Increase (Decrease) in Shares Outstanding	2,063,391	1,104,553
Class Ya
Shares sold	4,855,460	9,806,843
Shares issued for distributions reinvested	1,448,346	1,502,018
Shares redeemed	(7,604,247)	(7,966,147)
Net Increase (Decrease) in Shares Outstanding	(1,300,441)	3,342,714

[a]During the period ended April 30, 2017, 473,523 Class Y shares representing $4,109,753 were exchanged for 473,679 Class I shares and during the period ended October 31, 2016, 356,930 Class Y shares representing $3,268,326 were exchanged for 357,267 Class I shares.

See notes to financial statements.

15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

					Ten Months Ended October 31,
Six Months Ended April 30, 2017		Year Ended October 31,				Year Ended December 31,
Class A Shares	(Unaudited)	2016	2015	2014	2013[a]	2012	2011
Per Share Data ($):
Net asset value, beginning of period	9.06	9.31	9.34	8.71	8.23	6.84	7.41
Investment Operations:
Investment income—net[b]	.10	.17	.13	.12	.09	.09	.10
Net realized and unrealized gain(loss) on investments	.19	.01	.09	.73	.41	1.72	(.52)
Total from Investment Operations	.29	.18	.22	.85	.50	1.81	(.42)
Distributions:
Dividends from investment income—net	(.37)	(.17)	(.21)	(.22)	(.02)	(.42)	(.15)
Dividends from net realized gain on investments	(.14)	(.26)	(.04)	-	-	-	-
Total Distributions	(.51)	(.43)	(.25)	(.22)	(.02)	(.42)	(.15)
Net asset value, end of period	8.84	9.06	9.31	9.34	8.71	8.23	6.84
Total Return (%)[c]	3.43[d]	2.10	2.41	10.15	6.07[d]	26.50	(5.74)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.00[e]	1.78	1.64	1.45	1.51[e]	1.55	1.57
Ratio of net expenses to average net assets	1.30[e]	1.30	1.30	1.30	1.34[e]	1.43	1.55
Ratio of net investment income to average net assets	2.22[e]	1.90	1.37	1.37	1.23[e]	1.13	1.36
Portfolio Turnover Rate	38.63[d]	60.90	55.84	50.46	44.80[d]	46.17	80.41
Net Assets, end of period ($ x 1,000)	6,403	8,086	12,169	12,957	9,812	9,478	2,066

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

16

					Ten Months Ended October 31,
Six Months Ended April 30, 2017		Year Ended October 31,				Year Ended December 31,
Class C Shares	(Unaudited)	2016	2015	2014	2013[a]	2012	2011
Per Share Data ($):
Net asset value, beginning of period	8.85	9.11	9.13	8.55	8.11	6.76	7.32
Investment Operations:
Investment income—net[b]	.06	.10	.06	.07	.04	.06	.05
Net realized and unrealized gain (loss) on investments	.19	.01	.10	.70	.40	1.66	(.51)
Total from Investment Operations	.25	.11	.16	.77	.44	1.72	(.46)
Distributions:
Dividends from investment income—net	(.30)	(.11)	(.14)	(.19)	-	(.37)	(.10)
Dividends from net realized gain on investments	(.14)	(.26)	(.04)	-	-	-	-
Total Distributions	(.44)	(.37)	(.18)	(.19)	-	(.37)	(.10)
Net asset value, end of period	8.66	8.85	9.11	9.13	8.55	8.11	6.76
Total Return (%)[c]	3.08[d]	1.33	1.71	9.37	5.30[d]	25.61	(6.36)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.26[e]	2.24	2.25	2.24	2.21[e]	2.29	2.50
Ratio of net expenses to average net assets	2.05[e]	2.05	2.05	2.05	2.09[e]	2.19	2.29
Ratio of net investment income to average net assets	1.43[e]	1.15	.61	.79	.57[e]	.72	.63
Portfolio Turnover Rate	38.63[d]	60.90	55.84	50.46	44.80[d]	46.17	80.41
Net Assets, end of period ($ x 1,000)	935	1,016	1,033	1,035	1,304	1,134	395

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Exclusive of sales charge.

d Not annualized.

e Annualized.

See notes to financial statements.

17

FINANCIAL HIGHLIGHTS (continued)

					Ten Months Ended October 31,
Six Months Ended April 30, 2017		Year Ended October 31,				Year Ended December 31,
Class I Shares	(Unaudited)	2016	2015	2014	2013[a]	2012	2011
Per Share Data ($):
Net asset value, beginning of period	8.96	9.22	9.25	8.62	8.13	6.75	7.33
Investment Operations:
Investment income—net[b]	.11	.20	.15	.22	.10	.15	.13
Net realized and unrealized gain (loss) on investments	.18	.01	.10	.65	.42	1.66	(.52)
Total from Investment Operations	.29	.21	.25	.87	.52	1.81	(.39)
Distributions:
Dividends from investment income—net	(.40)	(.21)	(.24)	(.24)	(.03)	(.43)	(.19)
Dividends from net realized gain on investments	(.14)	(.26)	(.04)	-	-	-	-
Total Distributions	(.54)	(.47)	(.28)	(.24)	(.03)	(.43)	(.19)
Net asset value, end of period	8.71	8.96	9.22	9.25	8.62	8.13	6.75
Total Return (%)	3.44[c]	2.41	2.69	10.46	6.41[c]	26.92	(5.41)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.05[d]	1.03	1.03	1.02	1.04[d]	1.07	1.11
Ratio of net expenses to average net assets	1.05[d]	1.03	1.03	1.02	1.04[d]	1.07	1.11
Ratio of net investment income to average net assets	2.45[d]	2.18	1.63	2.59	1.43[d]	1.90	1.81
Portfolio Turnover Rate	38.63[c]	60.90	55.84	50.46	44.80[c]	46.17	80.41
Net Assets, end of period ($ x 1,000)	170,835	157,168	151,538	151,475	662,525	461,583	234,424

a The fund has changed its fiscal year end from December 31 to October 31.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

18

Six Months Ended April 30, 2017		Year Ended October 31,
Class Y Shares	(Unaudited)	2016	2015	2014	2013[a]
Per Share Data ($):
Net asset value, beginning of period	8.96	9.22	9.25	8.62	8.16
Investment Operations:
Investment income (loss)—net[b]	.11	.20	.15	(.06)	.01
Net realized and unrealized gain (loss) on investments	.19	.01	.10	.93	.45
Total from Investment Operations	.30	.21	.25	.87	.46
Distributions:
Dividends from investment income—net	(.40)	(.21)	(.24)	(.24)	-
Dividends from net realized gain on investments	(.14)	(.26)	(.04)	-	-
Total Distributions	(.54)	(.47)	(.28)	(.24)	-
Net asset value, end of period	8.72	8.96	9.22	9.25	8.62
Total Return (%)	3.58[c]	2.42	2.70	10.45	5.64[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.03[d]	1.01	1.01	1.02	1.06[d]
Ratio of net expenses to average net assets	1.03[d]	1.01	1.01	1.02	1.05[d]
Ratio of net investment income (loss) to average net assets	2.48[d]	2.19	1.63	(.70)	.23[d]
Portfolio Turnover Rate	38.63[c]	60.90	55.84	50.46	44.80[c]
Net Assets, end of period ($ x 1,000)	582,278	610,377	597,186	586,538	1

a From July 1, 2013 (commencement of initial offering) to October 31, 2013.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

See notes to financial statements.

19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Global Real Estate Securities Fund (the “fund”) is a separate diversified series of Dreyfus Premier Investment Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. CenterSquare Investment Management, Inc. (“CenterSquare”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase. The fund’s authorized shares were increased from 650 million to 750 million and 100 million Class T shares were authorized.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 750 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (400 million shares authorized), Class T (100 million shares authorized) and Class Y (100 million shares authorized). Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

20

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Directors (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

22

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of April 30, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	415,316,212	-	-	415,316,212
Equity Securities - Foreign Common Stocks†	340,870,010	-	-	340,870,010
Registered Investment Company	3,325,438	-	-	3,325,438
Rights†	12,115	-	-	12,115
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	346	-	346
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(2,768)	-	(2,768)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

At April 30, 2017, there were no transfers between levels of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended April 30, 2017 were as follows:

Affiliated Investment Company	Value 10/31/2016 ($)	Purchases ($)	Sales ($)	Value 4/30/2017 ($)	Net Assets (%)
Dreyfus Institutional Preferred Government Plus Money Market Fund	5,563,413	83,159,320	85,397,295	3,325,438.4

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

24

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended April 30, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended October 31, 2016 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended October 31, 2016 was as follows: ordinary income $17,945,545 and long-term capital gains $20,305,466. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $810 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The average amount of borrowings outstanding under the Facilities during the period ended April 30, 2017 was approximately $131,500 with a related weighted average annualized interest rate of 1.60%.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at an annual rate of .95% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2016 through March 1, 2018, for Class A, Class C and Class I shares and from March 1, 2017 through March 1, 2018 for Class Y shares, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05% of the value of the fund’s average daily net assets. Dreyfus had contractually agreed, from November 1, 2016 through February 28, 2017, for Class Y shares to waive receipt of its fees and/or assume the direct expenses of Class Y shares so that the expenses of Class Y shares (excluding taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) did not exceed 1.03% of the value of Class Y shares average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $26,121 during the period ended April 30, 2017.

Pursuant to a sub-investment advisory agreement between Dreyfus and CenterSquare, Dreyfus pays CenterSquare a monthly fee at an annual rate of .46% of the value of the fund’s average daily net assets.

During the period ended April 30, 2017, the Distributor retained $72 from commissions earned on sales of the fund’s Class A shares and $45 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended April 30, 2017, Class C shares were charged $3,582 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of

26

shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended April 30, 2017, Class A and Class C shares were charged $9,012 and $1,194, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended April 30, 2017, the fund was charged $3,700 for transfer agency services and $185 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $166.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended April 30, 2017, the fund was charged $113,035 pursuant to the custody agreement. These fees were partially offset by earnings credits of $4.

During the period ended April 30, 2017, the fund was charged $5,751 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $599,106, Distribution Plan fees $577, Shareholder Services Plan fees $1,533, custodian fees $67,966, Chief Compliance Officer fees $3,861 and transfer agency fees $2,174, which are offset against an expense reimbursement currently in effect in the amount of $3,892.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended April 30, 2017, amounted to $288,266,295 and $318,185,081, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended April 30, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the

28

counterparty. Forward contracts open at April 30, 2017 are set forth in the Statement of Forward Foreign Currency Exchange Contracts.

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At April 30, 2017, derivative assets and liabilities (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Forward contracts	346	(2,768)
Total gross amount of derivative
assets and liabilities in the
Statement of Assets and Liabilities	346	(2,768)
Derivatives not subject to
Master Agreements	-	-
Total gross amount of assets
and liabilities subject to
Master Agreements	346	(2,768)

The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of April 30, 2017:

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Assets ($)	[1]	for Offset ($)	Received ($)	Assets ($)
Deutsche Bank	300		-	-	300
Northern Trust Bank	46		(46)	-	-
Total	346		(46)	-	300

			Financial
			Instruments
			and Derivatives
	Gross Amount of		Available	Collateral	Net Amount of
Counterparty	Liabilities ($)	[1]	for Offset ($)	Pledged ($)	Liabilities ($)
Northern Trust Bank	(2,768)		46	-	(2,722)

[1] Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following summarizes the average market value of derivatives outstanding during the period ended April 30, 2017:

Average Market Value ($)
Forward contracts	541,913

At April 30, 2017, accumulated net unrealized appreciation on investments was $78,252,432, consisting of $92,138,384 gross unrealized appreciation and $13,885,952 gross unrealized depreciation.

At April 30, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

30

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 9-10, 2017, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which CenterSquare Investment Management, Inc. (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended January 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial

31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods except for the two- and five-year periods when it was below the median, and the fund’s performance was above the Performance Universe median for all periods except for the five-year period when it was slightly below the median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was the lowest in the Expense Group and Expense Universe and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives stated that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until March 31, 2018, so that annual direct fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05% of the fund’s average daily net assets.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage

32

to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser supported the renewal of the Agreements in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were

33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

34

NOTES

35

NOTES

36

NOTES

37

For More Information

Dreyfus Global Real Estate Securities Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

CenterSquare Investment Management
630 West Germantown Pike, Suite 300
Plymouth Meeting, PA 19462

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbol:	Class A: DRLAX Class C: DGBCX Class I: DRLIX Class Y: DRLYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6593SA0417

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    June 29, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    June 29, 2017

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)